Summary of deferred revenue (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current	$ 19	$ 120
Non-current	1,030	914
Total	1,049	1,034
Pharmanovia [member]
IfrsStatementLineItems [Line Items]
Current	13	115
Non-current	985	875
Total	998	990
NK Meditech Limited [member]
IfrsStatementLineItems [Line Items]
Current	6	5
Non-current	45	39
Total	$ 51	$ 44